Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of Other Current Liabilities	Other current liabilities

	2023	2022
Short-term employee benefits	Ps. 6,567	Ps. 5,890
Accrued expenses	6,288	5,627
Other	734	333
Total	Ps. 13,589	Ps. 11,850

Disclosure Of Other Current Financial Liabilities	Other current financial liabilities

	2023	2022
Sundry creditors	Ps. 1,150	Ps. 754
Derivative financial instruments (See Note 20)	680	459
Dividends payable	209	223
Total	Ps. 2,039	Ps. 1,436

Disclosure of Other Noncurrent Liabilities	Other non-current liabilities

	2023	2022
Taxes payable	Ps. 38	Ps. 38
Debt with former shareholders	1,578	1,575
Other	825	440
Total	Ps. 2,441	Ps. 2,053

Summary of Other Non-current Financial Liabilities	Other non-current financial liabilities

	2023	2022
Derivative financial instruments (See Note 20)	Ps. 4,668	Ps. 3,168
Success fee to pay	460	435
Security deposits	184	185
Other	152	75
Total	Ps. 5,464	Ps. 3,863

Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the provisions as of December 31, 2023 and 2022:

	2023	2022
Taxes	Ps. 1,348	Ps. 1,823
Labor	1,308	1,385
Legal	614	679
Total (1)	Ps. 3,270	Ps. 3,887
(1) In Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 13.

Summary of Changes in Provisions

	2023	2022	2021
Balance at beginning of the period	Ps. 1,823	Ps. 2,066	Ps. 2,540
Penalties and other charges (See Note 19)	228	109	30
New contingencies (See Note 19)	4	306	148
Cancellation and adjustments (See Note 19)	(447)	(177)	(59)
Payments	(155)	(473)	(236)
Other effects	—	—	(263)
Effect of foreign currency exchange rates	(105)	(8)	(94)
Balance at end of the period	Ps. 1,348	Ps. 1,823	Ps. 2,066

25.6.2 Labor

	2023	2022	2021
Balance at beginning of the period	Ps. 1,385	Ps. 1,472	Ps. 1,681
Penalties and other charges (See Note 19)	64	80	303
New contingencies (See Note 19)	843	516	363
Cancellation and expiration (See Note 19)	(523)	(385)	(445)
Contingencies added in business combinations	—	65	—
Payments	(308)	(301)	(358)
Effects of foreign currency exchange rates	(153)	(62)	(72)
Balance at end of the period	Ps. 1,308	Ps. 1,385	Ps. 1,472
25.6.3 Legal

	2023	2022	2021
Balance at beginning of the period	Ps. 679	Ps. 612	Ps. 879
Penalties and other charges (See Note 19)	50	57	68
New contingencies (See Note 19)	117	75	26
Cancellation and expiration (See Note 19)	(109)	(79)	(241)
Contingencies added in business combinations	—	149	—
Payments	(68)	(110)	(97)
Effect of foreign currency exchange rates	(55)	(25)	(23)
Balance at end of the period	Ps. 614	Ps. 679	Ps. 612